UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund:    BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 11.6%
CF Industries Holdings, Inc. (a)	13,800	$3,454,692
Israel Chemicals Ltd.	35,000	284,594
Monsanto Co. (a)	240,300	27,175,527
The Mosaic Co. (a)	218,989	10,097,583
Potash Corp. of Saskatchewan, Inc. (a)	355,000	12,598,950
Syngenta AG	37,000	13,107,410
Uralkali OJSC — GDR	433,500	8,277,693

		74,996,449
Food & Staples Retailing — 1.0%
The Andersons, Inc.	126,200	6,817,324
Food Products — 12.7%
Archer-Daniels-Midland Co. (a)	373,100	17,311,840
BRF SA — ADR	290,000	7,105,000
Bunge Ltd.	182,540	14,391,454
First Resources Ltd.	3,972,000	7,195,768
Ingredion, Inc. (a)	143,195	10,543,448
Origin Enterprises PLC (b)	200,000	2,236,208
Scandi Standard AB (b)	1,065,000	7,101,853
Select Harvests Ltd.	120,000	588,804
Tyson Foods, Inc., Class A (a)	343,000	12,763,030
WH Group Ltd. (b)	3,306,500	2,645,183

		81,882,588
Metals & Mining — 24.0%
BHP Billiton Ltd. — ADR (a)	490,580	34,875,332
First Quantum Minerals Ltd. (a)	352,600	8,362,669
Fortescue Metals Group Ltd.	1,250,000	5,715,188
Freeport-McMoRan, Inc. (a)	673,200	25,056,504
Fresnillo PLC	628,700	9,826,385
Glencore PLC	1,786,500	10,795,197
Labrador Iron Ore Royalty Corp. (a)	200,353	5,692,609
MMC Norilsk Nickel OJSC — ADR	611,200	11,952,753
Nevsun Resources Ltd.	2,204,650	8,370,937
Rio Tinto PLC — ADR (a)	354,800	20,326,492
Southern Copper Corp.	250,000	8,215,000
Vedanta Resources PLC	344,200	6,072,326

		155,261,392
Oil, Gas & Consumable Fuels — 43.2%
BP PLC — ADR (a)(c)	380,000	18,608,600
Cairn Energy PLC (b)	1,950,000	5,786,717
Canadian Oil Sands Ltd. (a)	670,000	14,311,276
Chevron Corp. (a)(c)	331,000	42,778,440
China Shenhua Energy Co. Ltd., Class H	4,280,500	12,586,462
ConocoPhillips (a)	349,000	28,792,500
Enbridge, Inc. (a)	279,800	13,716,064
Eni SpA — ADR	176,000	8,940,800
Exxon Mobil Corp. (a)(c)	442,000	43,731,477
Imperial Oil Ltd. (a)	197,300	10,124,212
Inpex Corp.	897,900	13,307,467
Royal Dutch Shell PLC — ADR (c)	341,324	27,930,543
Southwestern Energy Co. (a)(b)	133,500	5,417,430

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Statoil ASA	482,100	$13,775,804
Total SA (a)	148,900	9,604,050
Ultra Petroleum Corp. (a)(b)	441,100	10,110,012

		279,521,854
Paper & Forest Products — 1.5%
Canfor Corp. (b)	214,500	4,542,399
Interfor Corp. (b)	384,000	5,275,664

		9,818,063
Real Estate Investment Trusts (REITs) — 1.5%
Weyerhaeuser Co. (a)	301,700	9,449,244
Total Common Stocks — 95.5%		617,746,914

Preferred Stocks
Food Products — 0.7%
Tyson Foods, Inc. (b)	88,748	4,313,153
Total Long-Term Investments (Cost — $568,864,167) — 96.2%		622,060,067

Short-Term Securities
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (d)(e)	31,491,199	31,491,199
Total Investments Before Options Written (Cost — $600,355,366) — 101.0%		653,551,266

Options Written
(Premiums Received — $3,724,622) — (0.4)%		(2,823,936)
Total Investments Net of Options Written — 100.6%		650,727,330
Liabilities in Excess of Other Assets — (0.6)%		(4,047,550)

Net Assets — 100.0%		$646,679,780

Portfolio Abbreviations
ADR	American Depositary Receipt	GBP	British Pound	JPY	Japanese Yen
AUD	Australian Dollar	GDR	Global Depository Receipts	NOK	Norwegian Krone
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SGD	Singapore Dollar
CHF	Swiss Franc	ILS	Israeli Shekel	USD	U.S. Dollar

JULY 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$626,956,621

Gross unrealized appreciation	$65,492,532
Gross unrealized depreciation	(38,897,887)

Net unrealized appreciation	$26,594,645

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	29,416,955	2,074,244	31,491,199	$7,387

(e)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
BP PLC — ADR	Call	USD	51.50	8/01/14	305	$(1,525)
BP PLC — ADR	Call	USD	53.00	8/01/14	360	(720)
Chevron Corp.	Call	USD	133.00	8/01/14	60	(960)
ConocoPhillips	Call	USD	87.00	8/01/14	392	(1,960)
Exxon Mobil Corp.	Call	USD	103.00	8/01/14	461	(692)
The Mosaic Co.	Call	USD	51.50	8/01/14	267	(3,738)
CF Industries Holdings, Inc.	Call	USD	242.50	8/04/14	28	(25,200)
Archer-Daniels-Midland Co.	Call	USD	45.50	8/08/14	409	(55,420)
Chevron Corp.	Call	USD	129.00	8/08/14	119	(20,766)
ConocoPhillips	Call	USD	87.00	8/08/14	392	(4,116)
Exxon Mobil Corp.	Call	USD	104.00	8/08/14	189	(1,134)
Potash Corp. of Saskatchewan, Inc.	Call	USD	39.00	8/08/14	243	(2,916)
Total SA	Call	USD	73.75	8/16/14	63	—
Ultra Petroleum Corp.	Call	USD	29.60	8/16/14	470	—
Archer-Daniels-Midland Co.	Call	USD	45.00	8/18/14	409	(74,847)
Archer-Daniels-Midland Co.	Call	USD	48.00	8/18/14	188	(5,922)
BHP Billiton Ltd. — ADR	Call	USD	70.00	8/18/14	410	(76,465)
BP PLC — ADR	Call	USD	52.00	8/18/14	665	(3,325)
Canadian Oil Sands Ltd.	Call	CAD	24.00	8/18/14	425	(4,288)
Canadian Oil Sands Ltd.	Call	CAD	25.00	8/18/14	1,305	(3,591)
CF Industries Holdings, Inc.	Call	USD	255.00	8/18/14	28	(12,740)
Chevron Corp.	Call	USD	136.00	8/18/14	247	(4,693)
ConocoPhillips	Call	USD	87.50	8/18/14	438	(6,351)
Enbridge, Inc.	Call	CAD	53.00	8/18/14	535	(40,480)
Exxon Mobil Corp.	Call	USD	102.75	8/18/14	189	(5,421)
First Quantum Minerals Ltd.	Call	CAD	23.00	8/18/14	617	(164,386)
Freeport-McMoRan, Inc.	Call	USD	39.00	8/18/14	195	(2,828)
Freeport-McMoRan, Inc.	Call	USD	40.00	8/18/14	700	(4,900)
Freeport-McMoRan, Inc.	Call	USD	41.00	8/18/14	680	(2,720)
Imperial Oil Ltd.	Call	CAD	58.00	8/18/14	345	(4,430)

2	JULY 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Ingredion, Inc.	Call	USD	80.00	8/18/14	250	$(5,000)
Labrador Iron Ore Royalty Corp.	Call	CAD	31.85	8/18/14	300	(5,503)
Monsanto Co.	Call	USD	125.00	8/18/14	420	(3,780)
Rio Tinto PLC — ADR	Call	USD	57.50	8/18/14	500	(55,000)
Southwestern Energy Co.	Call	USD	46.00	8/18/14	135	(810)
Total SA	Call	USD	70.00	8/18/14	63	(473)
Weyerhaeuser Co.	Call	USD	34.00	8/18/14	1,050	(10,500)
BHP Billiton Ltd. — ADR	Call	USD	72.95	8/21/14	369	(22,863)
Archer-Daniels-Midland Co.	Call	USD	47.00	8/22/14	299	(20,781)
The Mosaic Co.	Call	USD	50.00	8/22/14	364	(3,094)
Potash Corp. of Saskatchewan, Inc.	Call	USD	38.50	8/22/14	540	(3,510)
Monsanto Co.	Call	USD	122.15	8/27/14	421	(12,968)
Chevron Corp.	Call	USD	131.00	8/29/14	485	(71,053)
Exxon Mobil Corp.	Call	USD	105.00	8/29/14	354	(7,788)
Potash Corp. of Saskatchewan, Inc.	Call	USD	37.00	8/29/14	214	(5,243)
Chevron Corp.	Call	USD	136.00	9/05/14	248	(12,400)
Exxon Mobil Corp.	Call	USD	105.00	9/05/14	354	(9,558)
Potash Corp. of Saskatchewan, Inc.	Call	USD	36.50	9/05/14	243	(10,814)
Tyson Foods, Inc., Class A	Call	USD	41.50	9/12/14	301	(6,271)
Canadian Oil Sands Ltd.	Call	CAD	25.00	9/22/14	425	(3,118)
First Quantum Minerals Ltd.	Call	CAD	25.00	9/22/14	617	(88,559)
Imperial Oil Ltd.	Call	CAD	58.00	9/22/14	345	(18,035)
Rio Tinto PLC — ADR	Call	USD	56.40	9/22/14	741	(172,297)
Southwestern Energy Co.	Call	USD	46.00	9/22/14	332	(7,470)
Ultra Petroleum Corp.	Call	USD	30.00	9/22/14	600	(6,000)
Tyson Foods, Inc., Class A	Call	USD	39.00	10/06/14	363	(33,578)
Total						$(1,133,000)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Eni SpA — ADR	Goldman Sachs International	Call	USD	53.64	8/01/14	32,700	$(5)
Bunge Ltd.	Deutsche Bank AG	Call	USD	77.14	8/04/14	30,700	(51,791)
Ingredion, Inc.	UBS AG	Call	USD	78.46	8/04/14	27,700	(11)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.13	8/04/14	29,000	(21,529)
First Resources Ltd.	Goldman Sachs International	Call	SGD	2.49	8/05/14	300,000	(2)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.28	8/05/14	44,000	(400)
Statoil ASA	Bank of America N.A.	Call	NOK	191.05	8/06/14	61,000	(139)
Statoil ASA	Bank of America N.A.	Call	NOK	192.91	8/06/14	61,000	(488)
Syngenta AG	Bank of America N.A.	Call	CHF	337.64	8/06/14	19,200	(1,900)
The Andersons, Inc.	Morgan Stanley & Co. International PLC	Call	USD	55.03	8/07/14	44,100	(50,771)
Fresnillo PLC	Goldman Sachs International	Call	GBP	8.26	8/07/14	53,300	(90,791)
Interfor Corp.	Goldman Sachs International	Call	CAD	16.33	8/07/14	56,000	(433)
BRF SA — ADR	Citibank N.A.	Call	USD	24.90	8/11/14	50,700	(12,831)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	9.23	8/12/14	57,700	(30,657)
Vedanta Resources PLC	Bank of America N.A.	Call	GBP	11.24	8/12/14	22,000	(1,329)
Bunge Ltd.	Deutsche Bank AG	Call	USD	77.47	8/13/14	33,100	(73,231)
Uralkali OJSC — GDR	Deutsche Bank AG	Call	USD	22.81	8/13/14	76,000	(3,241)
First Resources Ltd.	Citibank N.A.	Call	SGD	2.50	8/14/14	475,000	(233)
China Shenhua Energy Co. Ltd., Class H	Citibank N.A.	Call	HKD	21.92	8/20/14	235,000	(34,849)
Enbridge, Inc.	Citibank N.A.	Call	CAD	51.01	8/20/14	26,500	(59,424)

JULY 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

•	Over-the-counter options written as of July 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
First Resources Ltd.	Citibank N.A.	Call	SGD	2.53	8/20/14	475,000	$(490)
Israel Chemicals Ltd.	Deutsche Bank AG	Call	ILS	30.58	8/20/14	12,200	(6)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.75	8/20/14	11,600	(11,022)
BRF SA — ADR	Citibank N.A.	Call	USD	24.90	8/21/14	50,800	(20,992)
Glencore PLC	Bank of America N.A.	Call	GBP	3.30	8/22/14	257,500	(130,947)
China Shenhua Energy Co. Ltd., Class H	UBS AG	Call	HKD	21.93	8/26/14	740,000	(116,043)
First Resources Ltd.	UBS AG	Call	SGD	2.45	8/26/14	149,000	(893)
Select Harvests Ltd.	Deutsche Bank AG	Call	AUD	5.14	8/27/14	21,000	(5,832)
Southern Copper Corp.	Citibank N.A.	Call	USD	34.00	8/27/14	87,500	(33,660)
Freeport-McMoRan, Inc.	Credit Suisse International	Call	USD	38.41	8/28/14	78,100	(34,377)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Deutsche Bank AG	Call	USD	21.93	9/03/14	74,600	(4,430)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	81.75	9/03/14	11,600	(12,889)
Statoil ASA	Morgan Stanley & Co. International PLC	Call	NOK	190.82	9/03/14	61,000	(6,413)
China Shenhua Energy Co. Ltd., Class H	Bank of America N.A.	Call	HKD	22.25	9/04/14	500,000	(70,866)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	9.31	9/04/14	57,700	(42,316)
Glencore PLC	Deutsche Bank AG	Call	GBP	3.53	9/04/14	110,000	(15,089)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.09	9/04/14	20,000	(6,058)
Glencore PLC	Bank of America N.A.	Call	GBP	3.30	9/05/14	257,500	(119,995)
Interfor Corp.	UBS AG	Call	CAD	15.17	9/08/14	50,000	(26,052)
Enbridge, Inc.	Citibank N.A.	Call	CAD	55.25	9/09/14	18,000	(4,280)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	82.95	9/09/14	58,000	(40,109)
Royal Dutch Shell PLC — ADR	Citibank N.A.	Call	USD	83.45	9/09/14	9,300	(5,093)
BHP Billiton Ltd. — ADR	UBS AG	Call	USD	69.94	9/11/14	43,900	(101,546)
Fortescue Metals Group Ltd.	JPMorgan Chase Bank N.A.	Call	AUD	4.79	9/11/14	219,000	(43,082)
Select Harvests Ltd.	Goldman Sachs International	Call	AUD	5.16	9/11/14	21,000	(6,649)
Total SA	Morgan Stanley & Co. International PLC	Call	USD	70.27	9/12/14	39,500	(17,038)
Uralkali OJSC — GDR	Deutsche Bank AG	Call	USD	23.04	9/12/14	76,000	(7,486)
Eni SpA — ADR	UBS AG	Call	USD	53.60	9/15/14	28,800	(17,925)
Mining and Metallurgical Co. Norilsk Nickel OJSC	Credit Suisse International	Call	USD	20.24	9/17/14	139,300	(64,347)
BHP Billiton Ltd. — ADR	Deutsche Bank AG	Call	USD	70.75	9/18/14	50,000	(103,081)
Fresnillo PLC	Deutsche Bank AG	Call	GBP	9.50	9/18/14	52,500	(39,407)
Vedanta Resources PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.31	9/18/14	34,900	(10,330)
Inpex Corp.	Morgan Stanley & Co. International PLC	Call	JPY	1,624.11	9/24/14	315,000	(67,695)
Fortescue Metals Group Ltd.	JPMorgan Chase Bank N.A.	Call	AUD	4.79	9/25/14	219,000	(51,638)
Interfor Corp.	Deutsche Bank AG	Call	CAD	15.18	9/29/14	28,400	(18,805)
Total							$(1,690,936)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs

4	JULY 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$53,326,752	$21,669,697	—	$74,996,449
Food & Staples Retailing	6,817,324	—	—	6,817,324
Food Products	81,882,588	—	—	81,882,588
Metals & Mining	116,614,731	38,646,661	—	155,261,392
Oil, Gas & Consumable Fuels	234,065,404	45,456,450	—	279,521,854
Paper & Forest Products	9,818,063	—	—	9,818,063
Real Estate Investment Trusts (REITs)	9,449,244	—	—	9,449,244
Preferred Stocks	4,313,153	—	—	4,313,153
Short-Term Securities	31,491,199	—	—	31,491,199
Total	$547,778,458	$105,772,808	—	$653,551,266

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(879,598)	$(1,944,338)	—	$(2,823,936)

[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$149,985	—	—	$149,985
Foreign currency at value	7	—	—	7
Total	$149,992	—	—	$149,992

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Trust values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of October 31, 2013 the Trust did not utilize the external pricing service model adjustments as significant market movements did not occur. As of July 31, 2014, securities with a value of $12,586,462 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period October 31, 2013 to July 31, 2014.

JULY 31, 2014	5

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date: September 25, 2014

3